Other Equity Instruments - Additional Information (Detail) - Perpetual Capital Securities [Member] - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Apr. 05, 2022
Disclosure of other equity instruments [line items]
Notional amount		€ 950
Debt instrument redemption price percentage		90.00%
Debt instrument redemption gain before tax	€ 43
Debt instrument redeemed amount		€ 429